REVERSE RECAPITALIZATION (Details) $ in Thousands	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) director	Sep. 20, 2021 USD ($) director manager	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Reverse Recapitalization [Line Items]
Right to appoint, number of directors | director		3
Total number of directors | director		5
Cash and cash equivalents	$ 141,715	$ 143,964		$ 25,565	$ 29,265	$ 25,044
Other current assets	4,775	6,165			1,821
Other current liabilities	$ (9,928)	$ (7,473)			$ (6,090)
Nerdy LLC
Reverse Recapitalization [Line Items]
Number of board managers designated by Nerdy Inc. | manager			3
Number of board managers designated by holders of OpCo unit holders | manager			2
Legacy Nerdy Holders
Reverse Recapitalization [Line Items]
Right to appoint, number of directors | director			5
Total number of directors | director			7
Nerdy Inc.
Reverse Recapitalization [Line Items]
Cash and cash equivalents			$ 558,324
Other current assets			642
Other current liabilities			(41,760)
Total net assets			$ 517,206